Related party transactions	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Related party transactions
Note 28. Related party transactions
Parent entity
Kazia Therapeutics Limited is the parent entity.
Subsidiaries
Interests in subsidiaries are set out in note 30.
Key management personnel
Disclosures relating to key management personnel are set out in note 24 and the remuneration report included in the directors’ report.
Transactions with related parties
There was no other transaction with KMP and their related parties.

Receivable from and payable to related parties
There were no trade receivables from or trade payables to related parties at the current and previous reporting date.
Loans to/from related parties
There were no loans to or from related parties at the current and previous reporting date.
Terms and conditions
All transactions were made on normal commercial terms and conditions and at market rates.
Contingent liabilities
The parent entity had no contingent liabilities as at 30 June 2020 and 30 June 2019, except as detailed in note 26.
Capital commitments - Property, plant and equipment
The parent entity had no capital commitments for property, plant and equipment at as 30 June 2020 and 30 June 2019.
Significant accounting policies
The accounting policies of the parent entity are consistent with those of the consolidated entity, as disclosed in note 2, except for the following:

•	Investments in subsidiaries are accounted for at cost, less any impairment, in the parent entity.

•	Dividends received from subsidiaries are recognised as other income by the parent entity and its receipt may be an indicator of an impairment of the investment.